Shareholders' Equity Warrants Activity (Details) (USD $)	0 Months Ended	12 Months Ended
	Jun. 18, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrant Activity [Line Items]
Common Stock Warrants, Shares		37,389,825	21,843,507	19,838,802
Weighted Average Exercise Price, Warrants Outstanding		2.35	2.62	3
Warrants Granted		15,993,947	5,792,896
Weighted Average Exercise Price, Warrants Granted		$ 2.09	$ 1.99
Warrants Exercised		0	(2,025,000)
Weighted Average Exercise Price, Warrants Exercised		$ 0	$ 1.46
Warrants Expired		(448,000)	(1,613,191)
Weighted Average Exercise Price, Warrants Expired		$ 6.18	$ 6.54
Warrants Canceled	640,000	0	(150,000)
Weighted Average Exercise Price, Warrants Canceled		$ 0	$ 2.78
Weighted Average Remaining Contractual Term, Warrants Outstanding		3.87
Aggregate Intrinsic Value, Warrants Outstanding		$ 0